Property Plant and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property Plant and Equipment (Textual)
Depreciation expense	$ 186,834	$ 63,413	$ 127,677	$ 38,962